Invesco Small Cap Growth Portfolio Expense Example - Invesco Small Cap Growth Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,093
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	1,383
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	$ 1,268